Document and Entity Information	May 02, 2022
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001590955
Document Type	8-K/A
Document Period End Date	May 02, 2022
Entity Registrant Name	Paycom Software, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-36393
Entity Tax Identification Number	80-0957485
Entity Address, Address Line One	7501 W. Memorial Road
Entity Address, City or Town	Oklahoma City
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	73142
City Area Code	(405)
Local Phone Number	722-6900
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	PAYC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	Paycom Software, Inc. (the “Company”) is filing this Form 8-K/A as an amendment to the Current Report on Form 8-K filed by the Company with the Securities and Exchange Commission on May 6, 2022 (the “Original Filing”). The Original Filing reported the voting results from the Company’s 2022 Annual Meeting of Stockholders held on May 2, 2022 (the “Annual Meeting”). The sole purpose of this Form 8-K/A is to disclose the Company’s decision as to how frequently it will conduct future stockholder advisory votes on executive compensation. No other changes have been made to the Original Filing.